BASIS OF PRESENTATION (Details)		12 Months Ended
	May 02, 2018	Dec. 31, 2018	Dec. 31, 2017
Emerald Health Therapeutics Canada Inc. ("EHTC")
Disclosure of subsidiaries [line items]
Ownership Interest	100.00%	100.00%	100.00%
Avalite Sciences Inc. ("Avalite")
Disclosure of subsidiaries [line items]
Ownership Interest		100.00%	53.00%
Pure Sunfarms Corp. ("Pure Sunfarms")
Disclosure of subsidiaries [line items]
Ownership Interest		50.00%	50.00%
Verdelite Sciences Inc
Disclosure of subsidiaries [line items]
Ownership Interest	100.00%	100.00%	0.00%
Verdelite Property Holdings Inc.
Disclosure of subsidiaries [line items]
Ownership Interest		100.00%	0.00%